Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

3. The following replaces the paragraph marked “The Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 96 of the Prospectus:

The Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

4. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on pages 97 and 98 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

5. The following replaces the paragraph marked “The Institutional Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 98 of the Prospectus:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

6. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on page 99 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

7. The following replaces the first three paragraphs in the subsection marked “About Benchmarks and Index Investing” in the “More Information About Fund Investments and Risks” section on page 114 of the Prospectus:

About Benchmarks and Index Investing. The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Growth Equity Portfolios, and The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 3000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market capweighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The International Equity Portfolio and The Institutional International Equity Portfolio: On March 12, 2014, the Trust, on behalf of its series, The International Equity Portfolio and The Institutional International Equity Portfolio, entered into investment management agreements with Artisan Partners Limited Partnership (“Artisan”) due to a change in control of Artisan. The new agreements also lowered the fee collected by the Portfolios in some situations. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the first five paragraphs in the subsection marked “Artisan Partners Limited Partnership” in the “Specialist Manager Guide” section on pages 136 and 137 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2013, Artisan managed total assets in excess of $85.8 billion, of which approximately $49.4 billion consisted of mutual fund assets. Artisan is a limited partnership organized under the laws of Delaware. Artisan is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Assets Management Inc., a Delaware corporation controlled by a committee of employee-partners of Artisan Partners Holdings. Artisan was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Mr. Andrew J. Euretig is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Euretig joined Artisan in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Hamker joined Artisan in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The International and Institutional International Equity Portfolios, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2013 Artisan received fees of 0.47% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan.

The Intermediate Term Municipal Bond Portfolio (From the Supplement Filed on March 4, 2014): As of March 4, 2014, The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) may invest up to 10% of its net assets in high yield securities (“junk bonds”). Accordingly, effective March 4, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 82 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in and below the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Credit Risk” paragraph in the “Principal Investment Risks” section on page 83 of the Prospectus:

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or “junk bonds.”

3. The following is inserted between the “Extension Risk” paragraph and the “Interest Rate Risk” paragraph in the “Principal Investment Risks” section on page 83 of the Prospectus:

•	High Yield Bond Risk – Up to 10% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4. The following replaces the first paragraph under “The Intermediate Term Municipal Bond Portfolio” heading in the “More Information About Fund Investments and Risks” section on page 113:

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

3. The following replaces the paragraph marked “The Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 97 of the Prospectus:

The Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

4. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on pages 98 and 99 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

5. The following replaces the paragraph marked “The Institutional Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 99 of the Prospectus:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

6. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on page 100 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.

The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

7. The following replaces the first three paragraphs in the subsection marked “About Benchmarks and Index Investing” in the “More Information About Fund Investments and Risks” section on page 115 of the Prospectus:

About Benchmarks and Index Investing. The benchmarks for The Value Equity and The Institutional Value Equity Portfolios, The Growth Equity and The Institutional Growth Equity Portfolios, and The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 3000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market capweighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The International Equity Portfolio and The Institutional International Equity Portfolio: On March 12, 2014, the Trust, on behalf of its series, The International Equity Portfolio and The Institutional International Equity Portfolio, entered into investment management agreements with Artisan Partners Limited Partnership (“Artisan”) due to a change in control of Artisan. The new agreements also lowered the fee collected by the Portfolios in some situations. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the first five paragraphs in the subsection marked “Artisan Partners Limited Partnership” in the “Specialist Manager Guide” section on pages 138 and 139 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2013, Artisan managed total assets in excess of $85.8 billion, of which approximately $49.4 billion consisted of mutual fund assets. Artisan is a limited partnership organized under the laws of Delaware. Artisan is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Assets Management Inc., a Delaware corporation controlled by a committee of employee-partners of Artisan Partners Holdings. Artisan was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan, is jointly responsible for making day-to-day investment decisions for those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Mr. Andrew J. Euretig is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Euretig joined Artisan in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan, is jointly responsible for overall management of those portions of The International Equity and The Institutional International Equity Portfolios allocated to Artisan. Mr. Hamker joined Artisan in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The International and Institutional International Equity Portfolios, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2013 Artisan received fees of 0.47% of the average daily net assets of each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Artisan.

The Intermediate Term Municipal Bond Portfolio (From the Supplement Filed on March 4, 2014): As of March 4, 2014, The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) may invest up to 10% of its net assets in high yield securities (“junk bonds”). Accordingly, effective March 4, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 83 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in and below the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Credit Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or “junk bonds.”

3. The following is inserted between the “Extension Risk” paragraph and the “Interest Rate Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	High Yield Bond Risk – Up to 10% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4. The following replaces the first paragraph under “The Intermediate Term Municipal Bond Portfolio” heading in the “More Information About Fund Investments and Risks” section on page 114:

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

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Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revises its investment strategies and investment selection processes to clarify that the Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 12 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” and “mid cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as “Small” or “Medium” was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the paragraph marked “The Institutional Small Capitalization – Mid Capitalization Equity Portfolio” In the “More Information About Fund Investments and Risks” on page 63 of the Prospectus:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio

The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as “Small” or “Medium” at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

3. The following replaces the paragraphs marked “The Cadence Investment Selection Process” and “The Mellon Capital Investment Selection Process,” respectively, in the “More Information About Fund Investments and Risks” on page 64 of the Prospectus:

The Cadence Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell® 3000 Index.
The Mellon Capital Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

7. The following replaces the first three paragraphs in the subsection marked “About Benchmarks and Index Investing” in the “More Information About Fund Investments and Risks” section on page 115 of the Prospectus:

About Benchmarks and Index Investing. The benchmarks for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio are the Russell 1000® Value Index, the Russell 1000® Growth Index and the Russell 3000® Index (or substyle indices), respectively. These indexes are among those indexes produced by Russell Investments (“Russell”) and, like many of the indexes in this group, are based on the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies (in terms of market capitalization) and represents approximately 98% of the investable U.S. equity market. The Russell indexes are unmanaged and market capweighted. During the second quarter of each year, Russell’s U.S. indexes are adjusted to reflect current stock market capitalizations as of May 31 of that year. This annual “reconstitution” re-ranks each company, establishing the year’s new index membership. The newly adjusted index membership takes effect at the market close on the fourth Friday in June, and remains in place until the following year’s reconstitution process. The Russell indexes referenced above include common stocks issued by companies domiciled in the United States or its territories as well as non-U.S. domiciled companies.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Value Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

The “Small” and “Medium” companies in the Russell 3000® Index represent approximately 35.8% of the total market capitalization of the Russell 3000® Index.

The Institutional International Equity Portfolio: On March 12, 2014, the Trust, on behalf of its series, The Institutional International Equity Portfolio, entered into an investment management agreement with Artisan Partners Limited Partnership (“Artisan”) due to a change in control of Artisan. The new agreement also lowered the fee collected by the Portfolio in some situations. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the first five paragraphs in the subsection marked “Artisan Partners Limited Partnership” in the “Specialist Manager Guide” section on pages 97 and 98 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2013, Artisan managed total assets in excess of $85.8 billion, of which approximately $49.4 billion consisted of mutual fund assets. Artisan is a limited partnership organized under the laws of Delaware. Artisan is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Assets Management Inc., a Delaware corporation controlled by a committee of employee-partners of Artisan Partners Holdings. Artisan was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

Mr. Mark L. Yockey, a managing director of Artisan, is jointly responsible for making day-to-day investment decisions for those portions of The Institutional International Equity Portfolio allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a portfolio manager. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

Mr. Andrew J. Euretig is jointly responsible for overall management of those portions of The Institutional International Equity Portfolio allocated to Artisan. Mr. Euretig joined Artisan in 2005 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Euretig holds both a BS and MBA from the Haas School of Business at the University of California, Berkley.

Mr. Charles Hamker, a managing director of Artisan, is jointly responsible for overall management of the portion of The Institutional International Equity Portfolio allocated to Artisan. Mr. Hamker joined Artisan in 2000 as an analyst and has been an Associate Portfolio Manager since 2012. Mr. Hamker holds a BA with a specialization in Finance and Economics from The European Business School in Paris.

For its services to The Institutional International Equity Portfolio, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan. For its services to The Institutional International Equity Portfolio, during the fiscal year ended June 30, 2013 Artisan received fees of 0.47% of the average daily net assets of the portion of The Institutional International Equity Portfolio allocated to Artisan.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.